UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

PORTFOLIO of INVESTMENTS
FLEXIBLE INCOME PORTFOLIO
JULY 31, 2004 (UNAUDITED)




                                                         VALUE
       SHARES                                            (000S)
      --------                                           ------

INVESTMENT COMPANY SECURITIES-- 99.7%

    1,746,628   WM Equity Income Fund              $     29,675
    2,483,856   WM Growth & Income Fund                  57,625
    2,952,759   WM Growth Fund                           43,081
    7,481,798   WM High Yield Fund                       59,406
   23,002,519   WM Income Fund                          213,233
    1,490,181   WM Mid Cap Stock Fund                    25,214
      645,618   WM REIT Fund                              9,026
   43,083,019   WM Short Term Income Fund               102,107
      585,667   WM Small Cap Growth Fund                  7,356
      857,773   WM Small Cap Value Fund                   8,569
   25,873,860   WM U.S. Government Securities           278,661
                Fund
      257,938   WM West Coast Equity Fund                 8,731
                                                   ------------

                Total Investment Company
                Securities
                 (Cost $811,518)                        842,684
                                                   ------------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

REPURCHASE AGREEMENT -- 0.2%
  (Cost $1,656)

        1,656   Agreement with Credit Suisse
                  First Boston Corporation, 1.270%
                  dated 07/30/2004, to be
                  repurchased at $1,656,000 on
                  08/02/2004 (Collateralized by
                  U.S. Treasury Bonds, having
                  various interest rates and
                  maturities,
                  market value $1,690,000)                1,656
                                                   ------------

TOTAL INVESTMENTS
     (Cost $813,174*)                   99.9%           844,340

OTHER ASSETS AND LIABILITIES (Net)       0.1              1,186
                                       -----       ------------
NET ASSETS                             100.0%      $    845,526
                                       =====       ============
 ---------------------
  * Aggregate cost for federal tax purposes.

PORTFOLIO OF INVESTMENTS
CONSERVATIVE BALANCED PORTFOLIO
JULY 31, 2004 (UNAUDITED)




                                                         VALUE
       SHARES                                            (000S)
      --------                                           ------

INVESTMENT COMPANY SECURITIES-- 99.6%

    1,585,538   WM Equity Income Fund                $   26,938
    1,574,506   WM Growth & Income Fund                  36,529
    2,374,585   WM Growth Fund                           34,645
    3,226,187   WM High Yield Fund                       25,616
    9,072,812   WM Income Fund                           84,105
    1,832,996   WM International Growth Fund             16,075
      982,379   WM Mid Cap Stock Fund                    16,622
      623,911   WM REIT Fund                              8,722
   10,540,721   WM Short Term Income Fund                24,982
      429,969   WM Small Cap Growth Fund                  5,400
      635,501   WM Small Cap Value Fund                   6,349
   10,944,300   WM U.S. Government Securities           117,870
                Fund
      366,613   WM West Coast Equity Fund                12,410
                                                     ----------
                Total Investment Company
                Securities
                (Cost $398,502)                         416,263
                                                     ----------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

REPURCHASE AGREEMENT -- 0.2%
  (Cost $876)

   $      876   Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at $876,000
                  on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities,
                  market value $894,000)                    876
                                                     ----------

TOTAL INVESTMENTS                         99.8%         417,139
     (Cost $399,378*)

OTHER ASSETS AND LIABILITIES (Net)         0.2              866
                                         -----       ----------
NET ASSETS                               100.0%      $  418,005
                                         =====       ==========
 ---------------------
  * Aggregate cost for federal tax purposes.

PORTFOLIO of INVESTMENTS
BALANCED PORTFOLIO
JULY 31, 2004 (UNAUDITED)



                                                          VALUE
       SHARES                                            (000S)
      --------                                           ------

INVESTMENT COMPANY SECURITIES -- 97.9%

    18,252,618  WM Equity Income Fund               $    310,112
    18,270,185  WM Growth & Income Fund                  423,868
    27,896,764  WM Growth Fund                           407,014
    19,983,335  WM High Yield Fund                       158,668
    41,287,258  WM Income Fund                           382,733
    18,837,777  WM International Growth Fund             165,207
    10,993,250  WM Mid Cap Stock Fund                    186,006
     7,066,836  WM REIT Fund                              98,794
    13,931,862  WM Short Term Income Fund                 33,018
     5,294,652  WM Small Cap Growth Fund                  66,501
     7,858,452  WM Small Cap Value Fund                   78,506
    53,041,268  WM U.S. Government Securities            571,254
                Fund
     4,584,096  WM West Coast Equity Fund                155,172
                                                    ------------

                Total Investment Company
                Securities
                (Cost $2,859,974)                      3,036,853
                                                    ------------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

REPURCHASE AGREEMENT -- 2.0%
  (Cost $62,244)

   $    62,244  Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $62,251,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities,
                  market value $63,513,000)              62,244
                                                    -----------

TOTAL INVESTMENTS (Cost $2,922,218*)     99.9%        3,099,097

OTHER ASSETS AND LIABILITIES (Net)        0.1             3,906
                                         -----      -----------

NET ASSETS                              100.0%      $ 3,103,003
                                        ======      ===========
 ---------------------
  * Aggregate cost for federal tax purposes.

PORTFOLIO of INVESTMENTS
CONSERVATIVE GROWTH PORTFOLIO
JULY 31, 2004 (UNAUDITED)





                                                          VALUE
       SHARES                                            (000S)
      --------                                           ------

INVESTMENT COMPANY SECURITIES -- 99.9%

    17,377,373  WM Equity Income Fund                $   295,242
    20,217,822  WM Growth & Income Fund                  469,053
    29,597,306  WM Growth Fund                           431,825
    12,917,811  WM High Yield Fund                       102,567
    11,093,807  WM Income Fund                           102,840
    20,456,255  WM International Growth Fund             179,401
    11,596,832  WM Mid Cap Stock Fund                    196,218
     7,279,925  WM REIT Fund                             101,773
     6,020,787  WM Small Cap Growth Fund                  75,621
     8,795,109  WM Small Cap Value Fund                   87,863
    20,937,930  WM U.S. Government Securities            225,502
                Fund
     5,038,692  WM West Coast Equity Fund                170,560
                                                     -----------
                Total Investment Company
                Securities
                (Cost $2,299,750)                      2,438,465
                                                     -----------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

REPURCHASE AGREEMENT -- 0.1%
  (Cost $2,770)

  $   2,770     Agreement with Credit Suisse
                 First Boston Corporation,
                 1.270% dated 07/30/2004, to
                 be repurchased at $2,770,000
                 on 08/02/2004
                 (Collateralized by U.S.
                 Treasury Bonds, having
                 various interest rates and
                 maturities,
                 market value $2,826,000)                  2,770
                                                     -----------
TOTAL INVESTMENTS (Cost $2,302,520*)     100.0%        2,441,235

OTHER ASSETS AND LIABILITIES (Net)         0.0              (383)
                                         -----       -----------

NET ASSETS                               100.0%      $ 2,440,852
                                         =====       ===========
 ---------------------
  * Aggregate cost for federal tax purposes.

PORTFOLIO OF INVESTMENTS
STRATEGIC GROWTH PORTFOLIO
JULY 31, 2004 (UNAUDITED)




                                                          VALUE
       SHARES                                            (000S)
      --------                                           ------

INVESTMENT COMPANY SECURITIES -- 99.9%

    9,969,322   WM Equity Income Fund               $    169,379
   13,693,272   WM Growth & Income Fund                  317,684
   17,876,162   WM Growth Fund                           260,813
    9,006,761   WM High Yield Fund                        71,514
   14,210,684   WM International Growth Fund             124,628
    9,115,415   WM Mid Cap Stock Fund                    154,233
    4,131,916   WM REIT Fund                              57,764
    3,957,994   WM Small Cap Growth Fund                  49,712
    5,710,455   WM Small Cap Value Fund                   57,047
    3,710,989   WM West Coast Equity Fund                125,617
                                                    ------------
                Total Investment Company
                Securities                             1,388,391
                (Cost $1,338,550)                   ------------


    PRINCIPAL
     AMOUNT
     (000S)
    ---------

REPURCHASE AGREEMENT -- 0.1%
  (Cost $1,936)

    $   1,936   Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at $1,936,000
                  on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities,
                  market value $1,975,000)                 1,936
                                                    ------------
TOTAL INVESTMENTS (Cost $1,340,486*)     100.0%        1,390,327

OTHER ASSETS AND LIABILITIES (Net)         0.0              (377)
                                         -----      ------------

NET ASSETS                               100.0%     $  1,389,950
                                         =====      ============
 ---------------------
* Aggregate cost for federal tax purposes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLP


By: /S/ WILLIAM G. PAPESH
   ----------------------

William G. Papesh

President and Chief Executive Officer

September 27, 2004

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Strategic Asset Management Portfolios, LLP

By:/S/ JEFFREY L. LUNZER
   ---------------------

Jeffrey L. Lunzer

Treasurer and Chief Financial Officer

September 27, 2004


By:/S/ WILLIAM G. PAPESH
   ---------------------

William G. Papesh

President and Chief Executive Officer

September 27, 2004